Consolidating Financial Statements (details) - Consolidating Statement of Cash Flows (Unaudited) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Consolidating Statement of Cash Flows
Net income	$ 943	$ 716	$ 664	$ 691	$ 866	$ 928	$ 812	$ 833	$ 3,014	$ 3,439	$ 3,692
Net adjustments to reconcile net income to net cash provided by operating activities									1,188	(5)	1
Net cash provided by operating activities									4,202	3,434	3,693
Proceeds from maturities of fixed maturities									8,975	11,116	10,894
Proceeds from sales of investments, fixed maturities									1,417	1,950	1,049
Proceeds from sales of investments, equity securities									92	59	158
Proceeds from sales of investments, real estate investments									69	31	15
Proceeds from sales of investments, other investments									839	713	855
Purchases of investments, fixed maturities									(11,609)	(12,090)	(11,325)
Purchases of investments, equity securities									(51)	(49)	(52)
Purchases of investments, real estate investments									(48)	(123)	(48)
Purchases of investments, other investments									(580)	(534)	(554)
Net sales (purchases) of short-term securities									(199)	(326)	(498)
Securities transactions in course of settlement									(21)	(113)	82
Acquisition, net of cash acquired										(13)	(12)
Other investing activities									(344)	(304)	(358)
Net cash provided by (used in) investing activities									(1,460)	317	206
Treasury stock acquired - share repurchase authorization									(2,400)	(3,150)	(3,275)
Treasury stock acquired - net employee share-based compensation									(72)	(74)	(57)
Dividends paid to shareholders									(757)	(739)	(729)
Payment of debt									(400)	(400)
Issuance of debt									491	392
Issuance of common stock - employee share options									332	183	195
Excess tax benefits from share-based payment arrangements										55	57
Net cash used in financing activities									(2,806)	(3,733)	(3,809)
Effect of exchange rate changes on cash									(9)	(12)	(10)
Net increase (decrease) in cash									(73)	6	80
Cash at beginning of year				380				374	380	374	294
Cash at end of year	307				380				307	380	374
Income taxes paid (received)									892	1,207	1,147
Interest paid									358	365	365
TPC [Member]
Consolidating Statement of Cash Flows
Net income									2,184	2,666	2,780
Net adjustments to reconcile net income to net cash provided by operating activities									1,085	(577)	343
Net cash provided by operating activities									3,269	2,089	3,123
Proceeds from maturities of fixed maturities									6,589	7,543	6,625
Proceeds from sales of investments, fixed maturities									768	1,227	595
Proceeds from sales of investments, equity securities									47	25	111
Proceeds from sales of investments, real estate investments											1
Proceeds from sales of investments, other investments									586	503	477
Purchases of investments, fixed maturities									(7,921)	(8,276)	(6,856)
Purchases of investments, equity securities									(6)	(3)	(3)
Purchases of investments, real estate investments									(1)	(1)	(22)
Purchases of investments, other investments									(453)	(423)	(405)
Net sales (purchases) of short-term securities									(501)	179	(268)
Securities transactions in course of settlement									12	(52)	44
Acquisition, net of cash acquired										(13)	(9)
Other investing activities									(334)	(343)	(350)
Net cash provided by (used in) investing activities									(1,214)	366	(60)
Dividends paid to parent company									(2,140)	(2,450)	(2,978)
Net cash used in financing activities									(2,140)	(2,450)	(2,978)
Effect of exchange rate changes on cash									1	(1)	(1)
Net increase (decrease) in cash									(84)	4	84
Cash at beginning of year				225				221	225	221	137
Cash at end of year	141				225				141	225	221
Income taxes paid (received)									737	1,032	947
Interest paid									47	47	47
Other Subsidiaries [Member]
Consolidating Statement of Cash Flows
Net income									970	998	1,124
Net adjustments to reconcile net income to net cash provided by operating activities									66	414	(293)
Net cash provided by operating activities									1,036	1,412	831
Proceeds from maturities of fixed maturities									2,380	3,563	4,258
Proceeds from sales of investments, fixed maturities									647	723	453
Proceeds from sales of investments, equity securities									45	34	43
Proceeds from sales of investments, real estate investments									69	31	14
Proceeds from sales of investments, other investments									253	210	378
Purchases of investments, fixed maturities									(3,676)	(3,787)	(4,465)
Purchases of investments, equity securities									(42)	(43)	(42)
Purchases of investments, real estate investments									(47)	(122)	(26)
Purchases of investments, other investments									(127)	(111)	(149)
Net sales (purchases) of short-term securities									383	(489)	(223)
Securities transactions in course of settlement									(32)	(61)	38
Acquisition, net of cash acquired											(3)
Other investing activities									(10)	39	(8)
Net cash provided by (used in) investing activities									(157)	(13)	268
Dividends paid to parent company									(858)	(1,383)	(1,093)
Capital contributions, loans and other transactions between subsidiaries										(3)
Net cash used in financing activities									(858)	(1,386)	(1,093)
Effect of exchange rate changes on cash									(10)	(11)	(9)
Net increase (decrease) in cash									11	2	(3)
Cash at beginning of year				153				151	153	151	154
Cash at end of year	164				153				164	153	151
Income taxes paid (received)									287	384	336
Travelers [Member]
Consolidating Statement of Cash Flows
Net income									3,014	3,439	3,692
Net adjustments to reconcile net income to net cash provided by operating activities									(119)	330	118
Net cash provided by operating activities									2,895	3,769	3,810
Proceeds from maturities of fixed maturities									6	10	11
Proceeds from sales of investments, fixed maturities									2		1
Proceeds from sales of investments, equity securities											4
Purchases of investments, fixed maturities									(12)	(27)	(4)
Purchases of investments, equity securities									(3)	(3)	(7)
Net sales (purchases) of short-term securities									(81)	(16)	(7)
Securities transactions in course of settlement									(1)
Net cash provided by (used in) investing activities									(89)	(36)	(2)
Treasury stock acquired - share repurchase authorization									(2,400)	(3,150)	(3,275)
Treasury stock acquired - net employee share-based compensation									(72)	(74)	(57)
Dividends paid to shareholders									(757)	(739)	(729)
Payment of debt									(400)	(400)
Issuance of debt									491	392
Issuance of common stock - employee share options									332	183	195
Excess tax benefits from share-based payment arrangements										55	57
Net cash used in financing activities									(2,806)	(3,733)	(3,809)
Net increase (decrease) in cash											(1)
Cash at beginning of year				$ 2				$ 2	2	2	3
Cash at end of year	$ 2				$ 2				2	2	2
Income taxes paid (received)									(132)	(209)	(136)
Interest paid									311	318	318
Eliminations [Member]
Consolidating Statement of Cash Flows
Net income									(3,154)	(3,664)	(3,904)
Net adjustments to reconcile net income to net cash provided by operating activities									156	(172)	(167)
Net cash provided by operating activities									(2,998)	(3,836)	(4,071)
Dividends paid to parent company									2,998	3,833	4,071
Capital contributions, loans and other transactions between subsidiaries										3
Net cash used in financing activities									$ 2,998	$ 3,836	$ 4,071